SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                          DWS Lifecycle Long Range Fund


The following information supplements the "Portfolio management" section of the above-noted fund's prospectuses.


Gary Sullivan, CFA                       Matthias Knerr, CFA
Managing Director of Deutsche Asset      Managing Director, Deutsche Asset
Management and Portfolio Manager of      Management and Portfolio Manager of
the fund.                                the fund.
 o Joined Deutsche Asset Management       o Joined Deutsche Asset Management
   in 1996 and the fund in 2007.            in 1995 as a member of the
   Served as the head of the High           International Equity team,
   Yield group in Europe and as an          serving as portfolio manager and
   Emerging Markets portfolio manager.      investment analyst, and joined
 o Prior to that, four years at             the fund in 2007.
   Citicorp as a research analyst and     o Senior portfolio manager for
   structurer of collateralized             International Select Equity and
   mortgage obligations. Prior to           International Equity Strategies:
   Citicorp, served as an officer in        New York.
   the US Army from 1988 to 1991.         o Previously served as portfolio
 o BS, United States Military Academy       manager for the Deutsche European
   (West Point); MBA, New York              Equity Fund and the Deutsche
   University, Stern School of              Global Select Equity Fund, and as
   Business.                                head of global equity research
                                            team for Capital Goods sector:
                                            London.
                                          o BS, Pennsylvania State University.









               Please Retain This Supplement for Future Reference



December 12, 2007
DLLRF-3600



                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group